Accounts Payable and Accrued Liabilities - Summary of Aging Analysis of Accounts Payables and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 121,564	$ 17,462	¥ 122,458	¥ 125,260
Less than six months [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	105,363		105,606
Six months to one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	9,250		6,984
More than one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 6,951		¥ 9,868